Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

17. INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

For the years ended December 31,	2015	2014
	$	$
Loss before taxes	(278,290)	(114,242)
Expected income tax expenses	(72,000)	(30,000)
Adjustment of prior year income tax expense	-	(2,000)
	29,000	4,000
Carry back of current year expense income tax expense	80,000	41,000
Change in statutory, foreign exchange rates and other	-	(4,000)
Change in unrecognized deductible temporary differences	(37,000)	(9,000)
Total income tax expense	—	—

The significant components of the Company’s unrecorded deferred tax assets and liabilities are as follows:

	December 31, 2015	December 31, 2014
Deferred tax assets	$	$
Property and equipment	—	1,000
Goodwill	(50,000)	(44,000)
Non-capital losses available for future periods	159,000	72,000
Unused deferred tax assets	109,000	29,000

The significant components of the Company’s temporary differences and unused tax losses are as follows:

	December 31, 2015	Expiry date range	December 31, 2014	Expiry date range
Temporary Differences
Property and equipment	$1,000	No expiry date	$2,000	No expiry date
Non-capital losses available for future periods – United States, Canada, China	$343,000	2028-2035	$212,000	. 2028-2034

As at December 31, 2015, the Company has non-capital losses from its United States operations of $270,000 (2014 - $84,000) expiring between 2028 and 2035, non-capital losses from its Canadian operations of $Nil (2014 - $Nil), and non-capital losses from its Chinese operations of $73,000 (2014- $Nil) expiring in 2020.

Tax attributes are subject to review, and potential adjustment, by tax authorities.

Taxes of the Chinese subsidiaries

Under Article 27 of the Law of China on Enterprises Income Tax and Article 15 of the provisional regulations of China on Value Added Tax (“VAT”), Globalink Xuzhou does not pay income tax or VAT, in its business of gingko tree cultivation and sales of gingko leaves as a traditional Chinese medicine.

Globalink Zhejiang is involved in bio-technology research and development. The Company will apply for certain tax benefits or government grants on project by a project base. The amount cannot be determined until the application is approved and benefit is granted.